TAXES ON INCOME (Tables)	12 Months Ended
Dec. 31, 2020
Schedule of Deferred Tax Liabilities and Assets

	2020	2019

Deferred tax assets
Net operating losses	$445,673	$155,178
Research and development tax credit	22,086	8,234
Nonqualified stock options	2,351	—
Business interest expense	983	970
Equipment	668	—

Gross deferred tax assets	471,761	164,382
Valuation allowance	(418,227)	(99,179)

Total deferred tax assets	53,534	65,203

Deferred tax liabilities

Equipment	—	(1,447)
Intangible assets	(35,985)	(50,088)
Goodwill	(21,935)	(17,085)

Deferred tax liabilities	(57,920)	(68,620)

Net deferred tax liability	$(4,386)	$(3,417)

Schedule of Reconciliation of the Statutory Tax Rate to the Effective Income Tax Rate

	2020	2019

Income tax benefit at federal statutory rate	$(239,001)	$(81,064)
State and local income taxes net of federal tax benefit	(27,523)	(10,786)
STI taxable income prior to merger	(41,843)	(48,417)
Meals and entertainment	1,042	1,682
Incentive stock option expense	11,945	—
PPP loan forgiveness income	(9,765)	—
Rate differentials	919	(32,230)
Research and development credits	(13,852)	(8,234)
Change in valuation allowance	319,048	99,179

Income tax expense (benefit)	$970	$(79,870)

Schedule of Components of Income Taxes

	2020	2019

Current tax expense	$—	$—
Deferred tax expense (benefit)
Federal	883	(73,661)
State	87	(6,209)

Total	$970	$(79,870)

Mer Telemanagement Solutions Ltd [Member]
Schedule of Deferred Tax Liabilities and Assets

	December 31,
	2020	2019
Deferred tax asset (liability):
Tax loss carry-forwards	$6,254	$6,089
Accruals for interest	283	283
R&D expenses	42	148
Allowances for credit losses and accruals for employee benefits	45	76
Depreciation and amortization	5	16
Deferred tax asset before valuation allowance	6,629	6,612
Goodwill	(351)	(746)
Valuation allowance	(6,107)	(6,029)
Deferred tax asset (liability), net	$171	$(163)

Schedule of Reconciliation of the Statutory Tax Rate to the Effective Income Tax Rate

	Year ended December 31,
	2020	2019	2018
Loss before taxes on income, net, as reported in the statements of operations from continuing operations	$(2,103)	$(188)	$(840)
Tax rates	23%	23%	23%
Theoretical tax benefit	$(484)	$(43)	$(193)
Decrease in taxes resulting from:
Non - deductible expenses	(116)	38	37
Loss and timing differences for which no deferred tax was provided	264	(2)	187
Tax adjustment in respect of different tax rate of subsidiaries	9	3	6
Changes in provision for uncertain tax positions	2	8	9
Taxes on income, net, as reported in the statements of operations	$(325)	$4	$46

Schedule of Income (Loss) Before Income Tax Domestic and Foreign

	Year ended December 31,
	2020	2019	2018
Domestic	$(320)	$(217)	$(803)
Foreign	(1,783)	29	(37)
Loss before taxes on income	$(2,103)	$(188)	$(840)

Schedule of Components of Income Taxes

	Year ended December 31,
	2020	2019	2018
Current	$10	$22	$11
Deferred	(335)	(18)	35
Taxes in respect of previous years as a result of court ruling	$(325)	$4	$46
Domestic	$-	$-	$-
Foreign	(325)	4	46
Taxes on income, net, as reported in the statements of operations	$(325)	$4	$46

Reconciliation of Total Unrecognized Tax Benefits

	2020	2019

Balance as of beginning of the year	$156	$148
Cumulative translation adjustments and other	2	8

Balance at the end of the year	$158	$156